SHARE CAPITAL (Schedule of Stock Options Outstanding) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Stock Options [Member]
Amount of options
Options outstanding at beginning of year	2,361,333	[1]	2,073,584	[1]
Granted	383,180		552,647	[1]
Exercised	(336,316)		(588)	[1]
Forfeited or cancelled	(310,350)		(264,310)	[1]
Options outstanding at the year end	2,097,847		2,361,333	[1]
Options vested and expected to vest at the period end	1,986,223		2,228,632	[1]
Options exercisable at the period end	1,167,647		1,255,494	[1]
Weighted average exercise price
Options outstanding at beginning of year	$ 9.78	[1]	$ 10.54	[1]
Granted	$ 10.20		$ 10.8	[1]
Exercised	$ 7.98		$ 22.44	[1]
Forfeited or cancelled	$ 10.22		$ 17.97	[1]
Options outstanding at the year end	$ 10.08		$ 9.78	[1]
Options vested and expected to vest at the year end	$ 10.06		$ 9.73	[1]
Options exercisable at the year end	$ 9.84		$ 9.12	[1]
Aggregate intrinsic value
Options outstanding at the year end	$ 1,117		$ 14,041	[1]
Options vested and expected to vest at the year end	1,085		13,821	[1]
Options exercisable at the year end	847		8,762	[1]
Total intrinsic value for the options exercised during the year	$ 602		$ 0

[1]	Adjusted to reflect reverse split and share dividend (see Note 1(b))